Subsequent Events (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended
	May 11, 2021	Apr. 27, 2021	Apr. 27, 2021	Apr. 23, 2021	Oct. 28, 2020	May 31, 2021	Apr. 30, 2021	Jan. 31, 2020
Minimum [Member]
Share price								$ 0.70
Maximum [Member]
Share price								$ 0.75
October 2020 Note [Member]
Number of common stock shares issued in conversion			18,832	15,049			33,881
Debt conversion, converted instrument amount			$ 15,000	$ 12,000			$ 27,000
Debt instrument, interest rate					8.00%
Debt, maturity date					Sep. 01, 2021
Subsequent Event [Member] | October 2020 Note [Member]
Number of common stock shares issued in conversion		18,832		15,049		98,472
Debt conversion, converted instrument amount		$ 15,000		$ 12,000		$ 69,900
Subsequent Event [Member] | October 2020 Note [Member] | Minimum [Member]
Share price						$ 0.699
Subsequent Event [Member] | October 2020 Note [Member] | Maximum [Member]
Share price						$ 0.743
Subsequent Event [Member] | May 2021 Note [Member]
Debt instrument, face value	$ 53,000
Debt instrument, interest rate	8.00%
Debt, maturity date	May 11, 2022
Debt conversion, description	Convertible after 180 days into shares of the Company's common stock at a price of 75% of the average of the lowest 5 weighted average market price of the Company's common stock during the 10 trading days prior to conversion.